VULCAN VALUE PARTNERS FUND

STATEMENT OF INVESTMENTS

January 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (94.06%)
Communications (13.38%)
Internet (10.54%)
Alphabet, Inc., Class C(a)	460,455	$45,985,641
Amazon.com, Inc.(a)	534,759	55,149,695
		101,135,336

Telecommunications (2.84%)
Nice, Ltd.	131,542	27,285,757

TOTAL COMMUNICATIONS		128,421,093

Consumer, Non-cyclical (9.47%)
Commercial Services (4.19%)
CoStar Group, Inc.(a)	516,414	40,228,651

Healthcare-Products (1.85%)
Abbott Laboratories	160,989	17,797,334

Healthcare-Services (3.43%)
Elevance Health, Inc.	65,743	32,870,842

TOTAL CONSUMER, NON-CYCLICAL		90,896,827

Financial (29.12%)
Diversified Financial Services (8.26%)
Mastercard, Inc., Class A	111,682	41,389,349
Visa, Inc., Class A	164,382	37,842,380
		79,231,729

Private Equity (13.48%)
Ares Management Corp., Class A	425,648	35,324,527
Carlyle Group, Inc.	1,429,278	51,411,130
KKR & Co., Inc., Class A	764,380	42,660,048
		129,395,705

Real Estate (7.38%)
CBRE Group, Inc., Class A(a)	317,522	27,151,306
Jones Lang LaSalle, Inc.(a)	236,529	43,727,117
		70,878,423

TOTAL FINANCIAL		279,505,857

Industrial (14.43%)
Aerospace/Defense (9.46%)
HEICO Corp., Class A	211,869	28,322,648

	Shares	Value (Note 2)
Industrial (continued)
Aerospace/Defense (continued)
TransDigm Group, Inc.	87,002	$62,445,686
		90,768,334

Electric Equipment Manufacturing (2.42%)
General Electric Co.	289,269	23,280,369

Packaging&Containers (2.55%)
Ball Corp.	420,563	24,493,589

TOTAL INDUSTRIAL		138,542,292

Technology (27.66%)
Semiconductors (16.36%)
Applied Materials, Inc.	329,087	36,689,910
Lam Research Corp.	58,985	29,498,399
Qorvo, Inc.(a)	416,247	45,229,399
Skyworks Solutions, Inc.	416,193	45,643,886
		157,061,594

Software (11.30%)
Microsoft Corp.	250,138	61,986,698
Salesforce, Inc.(a)	276,749	46,485,529
		108,472,227

TOTAL TECHNOLOGY		265,533,821

TOTAL COMMON STOCKS
(Cost $712,000,894)		902,899,890

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (6.49%)
Money Market Fund (6.49%)
Invesco Government & Agency Portfolio, Institutional Class	4.296%	62,296,289	62,296,289

TOTAL SHORT TERM INVESTMENTS
(Cost $62,296,289)			62,296,289

TOTAL INVESTMENTS (100.55%)
(Cost $774,297,183)			$965,196,179

Liabilities In Excess Of Other Assets (-0.55%)			(5,291,098)

NET ASSETS (100.00%)			$959,905,081

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

VULCAN VALUE PARTNERS SMALL CAP FUND

STATEMENT OF INVESTMENTS

January 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (93.70%)
Consumer, Cyclical (3.81%)
Home Furnishings (3.81%)
MillerKnoll, Inc.	673,124	$16,074,201
Sleep Number Corp.(a)	35,891	1,233,933
		17,308,134

TOTAL CONSUMER, CYCLICAL		17,308,134

Consumer, Non-cyclical (31.31%)
Commercial Services (22.45%)
ABM Industries, Inc.	442,353	20,750,779
Colliers International Group, Inc.	197,224	21,154,246
ISS A/S(a)	879,787	19,157,389
PROG Holdings, Inc.(a)	558,928	12,458,505
Savills PLC	959,306	11,537,029
Sdiptech AB, Class B(a)	703,204	17,120,155
		102,178,103

Food (4.67%)
Premium Brands Holdings Corp.	303,903	21,250,712

Healthcare-Services (4.19%)
Medpace Holdings, Inc.(a)	86,326	19,084,089

TOTAL CONSUMER, NON-CYCLICAL		142,512,904

Financial (14.96%)
Diversified Financial Services (4.99%)
Virtus Investment Partners, Inc.	105,694	22,711,527

Real Estate (5.65%)
Cushman & Wakefield PLC(a)	1,781,762	25,710,826

REITS (4.32%)
Park Hotels & Resorts, Inc.	1,336,523	19,660,253

TOTAL FINANCIAL		68,082,606

Industrial (41.50%)
Building Materials (17.90%)
Curtiss-Wright Corp.	14,277	2,367,127
Forterra PLC	6,033,461	15,880,857
Ibstock PLC	12,093,619	25,137,575
SmartRent, Inc.(a)	8,546,442	24,955,611
Victoria PLC(a)	2,344,765	13,123,954
		81,465,124

		Value
	Shares	(Note 2)
Industrial (continued)
Electrical Components & Equipment (11.57%)
Acuity Brands, Inc.	14,025	$2,643,993
EnerSys	246,849	20,493,404
Littelfuse, Inc.	114,987	29,516,013
		52,653,410

Electronics (6.33%)
Ituran Location and Control, Ltd.	1,312,631	28,812,250

Manufactured Goods (3.00%)
Timken Co.	165,773	13,651,407

Transportation (2.70%)
Forward Air Corp.	114,148	12,310,862

TOTAL INDUSTRIAL		188,893,053

Technology (2.12%)
Software (2.12%)
Cerence, Inc.(a)	393,664	9,652,641

TOTAL TECHNOLOGY		9,652,641

TOTAL COMMON STOCKS
(Cost $449,304,284)		426,449,338

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (4.70%)
Money Market Fund (4.70%)
Invesco Government & Agency Portfolio, Institutional Class	4.296%	21,412,734	21,412,734

TOTAL SHORT TERM INVESTMENTS
(Cost $21,412,734)			21,412,734

TOTAL INVESTMENTS (98.40%)
(Cost $470,717,018)			$447,862,072

Other Assets In Excess Of Liabilities (1.60%)			7,283,059

NET ASSETS (100.00%)			$455,145,131

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

January 31, 2023 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds seek to achieve long-term capital appreciation. The Funds offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Statement of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of the Statements of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the Statements of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Statements of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the quote supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board” and the “Trustees”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a quote, or if the quote supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

Notes to Quarterly Statements of Investments

January 31, 2023 (Unaudited)

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value each Fund’s investments as of January 31, 2023:

Vulcan Value Partners Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$902,899,890	$–	$–	$902,899,890
Short Term Investments	62,296,289	–	–	62,296,289
TOTAL	$965,196,179	$–	$–	$965,196,179

Vulcan Value Partners Small Cap Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$426,449,338	$–	$–	$426,449,338
Short Term Investments	21,412,734	–	–	21,412,734
TOTAL	$447,862,072	$–	$–	$447,862,072

(a)	For detailed descriptions, see the accompanying Statements of Investments.

Notes to Quarterly Statements of Investments

January 31, 2023 (Unaudited)

For the three months ended January 31, 2023, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.